Net Loss Per Share (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding	23,735	4,327	5,523	2,159
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding			2,545
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding	2,824	3,026	2,978	2,159